Organization and Nature of Operations (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended
	Jun. 20, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Jan. 30, 2015	Jul. 03, 2012
Organization and Nature of Operations (Textual)
Percentage of equity ownership interest										100.00%
Revenues		$ 5,703	$ 18,187	$ 18,645	$ 86,353	$ 83,870	$ 56,122	$ 139,992
Accumulated deficit		$ (20,557,155)		$ (20,557,155)		$ (11,174,812)	$ (5,001,166)	$ (11,174,812)
Reverse stock split ratio, Description	The Board of Directors approved a reverse stock split of the Company's issued and outstanding shares of common stock, par value $0.001 per share (the "Common Stock"), at a ratio of 1-for-2 (the "Reverse Stock Split").
Changes in capital structure, Description	The number of shares of the Company's authorized Common Stock was correspondingly reduced from 500,000,000 shares to 250,000,000 shares without changes in par value per share.
Equity Transfer Agreement [Member]
Organization and Nature of Operations (Textual)
Percentage of equity ownership interest									100.00%
Acquisition cost									$ 6,782,000